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March 22, 1996



Securities And Exchange Commission
Attention:  Document Control - EDGAR
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:   Rule 24f-2 Notice for
      IDS Market Advantage Series, Inc.
      SEC File No. 33-30770/811-5897

Commissioners:

[i]   In accordance with the provisions of Rule
      24f-2, IDS Market Advantage Series, Inc.
      hereby files its Rule 24f-2 Notice for the fiscal year ended January 31, 1996 ("Fiscal Year").

[ii]  Amount of securities registered other than
      under 24f-2 which were unsold at the beginning
      of the fiscal year.*                                       $0

[iii] Amount of securities registered during the fiscal
      year other than under 24f-2**                              $0

[iv]  Amount of securities sold during the fiscal
      year***                                          $117,165,791

[v]   Amount of securities sold pursuant to 24f-2      $117,165,791

[vi]  Fee        $117,165,791   /   2900                 $40,402.00

*     0 shares x            $8.12 on   March 14, 1996
**    0 shares x            $8.12 on   March 14, 1996
***   Sales of  $180,746,777  minus redemptions of    $63,580,986

Enclosed please find an opinion of counsel.
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Securities and Exchange Commission
March 17, 1995
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A check for the filing fee in the amount of $40,402.00 has been electronically wired.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS MARKET ADVANTAGE SERIES, INC.



Leslie L. Ogg
Vice President, General Counsel & Secretary

LLO/dhg

Enclosures